Risk Management - Schedule of Risk Weighted Assets Explanatory (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk management [abstract]
Basic capital	$ 2,315,411	$ 3,346,102
Effective equity	$ 3,044,661	$ 3,280,569
Basic capital	6.54%	9.59%
Effective equity	13.56%	13.14%